4. CONVERTIBLE PROMISSORY NOTE (Details Narrative) (USD $)	12 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Convertible promissory note balance	$ 322,000	$ 298,376	$ 322,000
Accrued interest	2,158
Beneficial conversion feature	116,667	120,254
Convertible Promissory Note [Member]
Proceeds from convertible notes			250,000
Maturity date			Jul. 31, 2017
Warrants issued			125,000
Conversion price			$ 1.20
Security Agreement [Member]
Convertible promissory note balance	322,000		322,000
Beneficial conversion feature	$ 116,667